Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
(a) Basis of Presentation
The accompanying consolidated financial statements present the consolidated financial position and operations of Trulieve Cannabis Corp. and its subsidiaries as of and for the years ended December 31, 2020 and 2019 (the “consolidated financial statements”) in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Functional Currency
(b) Functional Currency
The functional currency of the Company and its subsidiaries, as determined by management, is the United States (“U.S.”) dollar. These consolidated financial statements are presented in U.S. dollars.

Basis of Consolidation
(c) Basis of Consolidation
These consolidated financial statements include the financial information of the Company and its subsidiaries, Trulieve, Inc., Life Essence, Inc., Leef Industries, LLC, Trulieve Bristol, Inc. “Healing Corner”, PurePenn LLC, and Keystone Relief Centers “Solevo”. The accounts of the subsidiaries are prepared for the same reporting period using consistent accounting policies. All of the consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated financial statements (i.e., from the date of their acquisition). See
“Note 3—Acquisitions”
for further details on the acquired companies. Intercompany transactions, balances and unrealized gains or losses on transactions are eliminated.

Cash and Cash Equivalents
(d) Cash and Cash Equivalents
The Company considers cash deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents include cash deposits in financial institutions plus cash held at retail locations. Cash held in money market investments are carried at fair value, cash held in financial institutions and cash held at retail locations, have carrying values that approximate fair value.

Inventory
(e) Inventory
Inventories are primarily comprised of raw materials, internally produced work in process, finished goods and packaging materials.
Costs incurred during the growing and production process are capitalized as incurred to the extent that cost is less than net realizable value. These costs include materials, labor and manufacturing overhead used in the growing and production processes. The Company capitalizes pre-harvest
costs.
Inventories of purchased finished goods and packing materials are initially valued at cost and subsequently at the lower of cost and net realizable value.
Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion, disposal and transportation for inventories in process. The Company periodically reviews its inventory and identifies that which is excess, slow moving and obsolete by considering factors such as inventory levels, expected product life and forecasted sales demand. Any identified excess, slow moving and obsolete inventory is written down to its net realizable value through a charge to cost of goods sold. The Company did not recognize any inventory reserves as of December 31, 2020 and 2019.

Property and Equipment
(f) Property and Equipment
Property and equipment are measured at cost less accumulated depreciation and impairment losses. Depreciation is recognized on a straight-line basis over the following terms:

Land	Not Depreciated
Buildings & Improvements	7 to 40 Years
Furniture & Equipment	3 to 10 Years
Vehicles	3 to 5 Years
Construction in Progress	Not Depreciated
Leasehold Improvements	The lesser of the life of the lease or the estimated useful life of the asset
An asset’s residual value, useful life and depreciation method are reviewed during each financial year and adjusted if appropriate.
Property and equipment, as well as
right-of-use
assets and definite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require these long-lived assets to be tested for possible impairment and the Company’s analysis indicates that a possible impairment exists based on an estimate of undiscounted future cash flows, the Company is required to estimate the fair value of the asset.
An impairment charge is recorded for the excess of the asset’s carrying value over its fair value, if any. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. The Company did not record any impairment charges on these long-lived assets during the years ended December 31, 2020 and 2019.
Gains or losses on disposal of an item are determined by comparing the proceeds from disposal with the carrying amount of the item and recognized in the statement of operations and comprehensive income. Construction in progress is transferred when available for use and depreciation of the assets commences at that point.
The Company capitalizes interest on debt financing invested in projects under construction. Upon the asset becoming available for use, capitalized interest costs, as a portion of the total cost of the asset, are depreciated over the estimated useful life of the related asset.

Intangible Assets
(g) Intangible Assets
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. The estimated useful lives, residual values and amortization methods are reviewed at each year-end,
and any changes in estimates are accounted for prospectively. As of December 31, 2020 and 2019, the Company has determined that no impairment exists.
Intangible assets are amortized using the straight-line method over estimated useful lives as follows:

Dispensary License	15 Years
Tradenames	2 to 10 Years
Customer Relationship	5 Years
Moxie Brand	3 Years
Non-Compete	2 Years
Trademarks	6 months to 1 Year

Goodwill
(h) Goodwill
Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on the relative fair value of each reporting unit.
Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Company reviews indefinite lived assets, including goodwill, annually at fiscal year-end
or at interim periods if events or circumstances indicate the carrying value may not be recoverable. An impaired asset is written down to its estimated fair value based on the most recent information available.
The Company assesses the fair values of its intangible assets, and its reporting unit for goodwill testing purposes, as necessary, using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows.
The Company operates as one operating segment and reporting unit and therefore, evaluates goodwill and other intangible assets with indefinite lives for impairment annually as one singular reporting unit once a year or more often when an event occurs or circumstances indicate the carrying value may not be recoverable The Company’s policy is to first perform a qualitative assessment to determine if it was more-likely-than-not that
the reporting unit’s carrying value is less than the fair value, indicating the potential for goodwill impairment. The amount of goodwill impairment is determined as the excess of the carrying value of the reporting unit’s goodwill over the fair value of that reporting unit.
The Company did not identify any impairment of its goodwill at December 31, 2020 and 2019.

Accounts Payable and Accrued Liabilities
(i) Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of:

	Year Ended December 31,
	2020	2019

	(dollars in thousands)
Trade Accounts Payable	$9,247	$9,954
Trade Accounts Payable—Related Party	10,403	6,463
Accrued Payroll	11,030	5,822
Other Payables and Accrued Liabilities	11,222	2,069

Total Accounts Payable and Accrued Liabilities	$41,902	$24,308

Leases
(j) Leases
In February 2016, the FASB issued ASU
2016-02, Leases (ASC
842), a standard that requires lessees to increase transparency and comparability among organizations by requiring the recognition of Right of Use Assets “ROU” and lease liabilities on the balance sheet. The requirements of this standard include a significant increase in required disclosures to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The FASB has issued several amendments and practical expedients to the standard, including clarifying guidance, transition relief on comparative reporting at adoption, a practical expedient, which allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases, and codification improvements to clarify that lessees and lessors are exempt from certain interim disclosure requirement associated with adopting the new leases standard.
The new standard was effective for the Company beginning January 1, 2019 and the standard was adopted using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated earnings in the period of adoption rather than restate comparative prior year periods. The cumulative effect adjustment to the opening balance of accumulated earnings is zero because (i) the Company does not have any unamortized initial direct costs as of January 1, 2019 that need to be written off; and (ii) the Company does not have any deferred gain or loss from our previous sale and operating leaseback transactions that need to be recognized. See “
Note 10—Leases
” for further information and the impact of adopting ASC 842 on January 1, 2019.

Revenue Recognition
(k) Revenue Recognition
Revenue is recognized by the Company in accordance with
ASU 2014-09, Revenue
from Contracts with Customers (Topic 606). Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.
In order to recognize revenue under
ASU 2014-09, the
Company applies the following five (5) steps:

•	Identify a customer along with a corresponding contract;

•	Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;

•	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;

•	Allocate the transaction price to the performance obligation(s) in the contract; and

•	Recognize revenue when or as the Company satisfies the performance obligation(s).
The Company’s contracts with customers for the sale of dried cannabis, cannabis oil and other cannabis related products consist of multiple performance obligations. Revenue from the direct sale of cannabis to customers for a fixed price is recognized when the Company transfers control of the goods to the customer at the point of sale and the customer has paid for the goods. The Company has a loyalty rewards program that allows customers to earn reward credits to be used on future purchases. Loyalty reward credit issued as part of a sales transaction results in revenue being deferred until the loyalty reward is redeemed by the customer. The loyalty rewards are shown as reductions to ‘revenue, net of discounts’ line on the accompanying consolidated statements of operations and comprehensive income and included as deferred revenue on the consolidated balance sheet.
Contract assets are defined in the standard to include amounts that represent the right to receive payment for goods and services that have been transferred to the customer with rights conditional upon something other than the passage of time. Contract liabilities are defined in the standard to include amounts that reflect obligations to provide goods and services for which payment has been received. There are no contract assets on unsatisfied performance obligations as of December 31, 2020 and 2019. For some of its locations, the Company offers a loyalty reward program to its dispensary customers. A portion of the revenue generated in a sale must be allocated to the loyalty points earned. The amount allocated to the points earned is deferred until the loyalty points are redeemed or expire. As of December 31, 2020 and 2019, the loyalty liability totaled $5.3 million and $2.4 million, respectively, that is included in deferred revenue on the consolidated balance sheet.

Income Taxes
(l) Income Taxes
The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are determined based on enacted tax rates and laws for the years in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
As the Company operates in the cannabis industry, it is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of producing the products or cost of production.
The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not
to be sustained upon examination by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes. Any interest and penalties related to unrecognized tax liabilities are presented within income tax expense in the consolidated statements of operations and comprehensive income.

Financial Instruments
(m) Financial Instruments
The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions, and credit risk.
Classification of financial instruments
The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels, and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 –	Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices in active markets, that are observable for the asset or liability, either directly or indirectly; and

Level 3 –	Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

Warrant Liability
(n) Warrant Liability
The Company has issued subordinate voting share purchase warrants for the June and November debt, see “Note 9—Debt”. The June and November Warrants related to the June and November debt are governed by a warrant indenture date June 18, 2019 as supplemented pursuant to a supplement dated November 7, 2019. Each Warrant entitled the holder thereof to purchase one Subordinate Voting Share at an exercise price of C$17.25 per share at any time prior to June 18, 2022, subject to adjustment in certain events. The Warrant indenture provides that the share ratio and exercise price of the Note Warrants will be subject to adjustment in the event of a subdivision or consolidation of the Subordinate Voting Shares. On December 10, 2020, the Company entered into a Supplemental Warrant Indenture with Odyssey Trust Company pursuant to which it amended the terms of the issued and outstanding subordinate voting share purchase warrants of the Company (the “Public Warrants”) to convert the exercise price of the Public Warrants to $13.47 per share, the U.S. dollar equivalent of the Canadian dollar exercise price of the Public Warrants of C$17.25. The U.S. dollar exercise price was determined using the U.S. dollar exchange rate published by the Bank of Canada at the close of business on December 9, 2020 of C$1.00 = $0.781. See “
Note 9—Debt
” for further information.

Share Capital
(o) Share Capital
Common shares are classified as equity. The proceeds from the exercise of stock options or warrants together with amounts previously recorded in reserves over the vesting periods are recorded as share capital. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

Earnings Per Share
(p) Earnings Per Share
The Company computes basic earnings attributable to common shareholders per share by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share attributable to shareholders gives effect to all potential dilutive shares outstanding during the period. The number of dilutive shares is calculated using the treasury stock method which reduces the effective number of shares by the amount of shares the Company could purchase with the proceeds of assumed exercises.

Advertising Costs
(q) Advertising Costs
Advertising costs which are expensed as incurred and are included in sales and marketing expenses were $2.1 million, $1.9 million and $0.3 million for the years ended December 31, 2020 2019, and 2018, respectively.

Net Income and Comprehensive Income	(r) Net Income and Comprehensive Income The Company does not have any elements of other comprehensive income, therefore net income and comprehensive income are the same.
Critical accounting estimates and judgments
(s) Critical accounting estimates and judgments
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant judgments, estimates and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements are described below.
Accounting for acquisitions and business combinations
The Company has treated the acquisitions described in
Note 3 (a)
 (b) and (c)
 as business combinations. In a business combination, all identifiable assets, liabilities and contingent liabilities acquired, and consideration paid are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied.
The Company has treated the acquisitions described in
Note 3 (d) and (e)
 as asset acquisitions. Treatment as a business combination would have resulted in the Company expensing the acquisition costs and recognition of a deferred tax liability related to licenses.
Inventories
The net realizable value of inventories represents the estimated selling price for inventories in the ordinary course of business, less all estimated costs of completion and costs necessary to make the sale. The determination of net realizable value requires significant judgment, including consideration of factors such as shrinkage, the aging of and future demand for inventory, expected future selling price, what we expect to realize by selling the inventory and the contractual arrangements with customers. Reserves for excess and obsolete inventory are based upon quantities on hand, projected volumes from demand forecasts and net realizable value. The estimates are judgmental in nature and are made at a point in time, using available information, expected business plans and expected market conditions. As a result, the actual amount received on sale could differ from the estimated value of inventory. Periodic reviews are performed on the inventory balance. The impact of changes in inventory reserves is reflected in cost of goods sold.
Goodwill impairment
Goodwill is tested for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of goodwill may have been impaired. In order to determine that the value of goodwill may have been impaired, the Company performs a qualitative assessment to determine that it was more-likely-than-not if
the reporting unit’s carrying value is less than the fair value, indicating the potential for goodwill impairment. A number of factors, including historical results, business plans, forecasts and market data are used to determine the fair value of the reporting unit. Changes in the conditions for these judgments and estimates can significantly affect the assessed value of goodwill.
Leases—(ASU 842)
Leases requires lessees to discount lease payments using the rate implicit in the lease if that rate is readily available in accordance with ASU 842. If that rate cannot be readily determined, the lessee is required to use its incremental borrowing rate. The Company generally uses the incremental borrowing rate when initially recording real estate leases. Information from the lessor regarding the fair value of underlying assets and initial direct costs incurred by the lessor related to the leased assets is not available. The Company determines the incremental borrowing rate as the interest rate the Company would pay to borrow over a similar term the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. Leases requires lessees to estimate the lease term. In determining the period which the Company has the right to use an underlying asset, management considers the non-cancellable
period along with all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option.

Estimated useful lives and depreciation and amortization of property and equipment and intangible assets
Depreciation and amortization of property and equipment and intangible assets are dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.
Share-based payment arrangements
The Company uses the Black-Scholes pricing model to determine the fair value of warrants granted to employees and directors under share-based payment arrangements, where appropriate. In estimating fair value, management is required to make certain assumptions and estimates such as the expected life of units, volatility of the Company’s future share price, risk free rates, and future dividend yields at the initial grant date. Changes in assumptions used to estimate fair value could result in materially different results.
The Company classified its stock warrants as either liability or equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” (ASC 480) and ASC 815, “Derivatives and Hedging” (ASC 815), depending on the specific terms of the warrant agreement.
Because of the Canadian denominated exercise price, the June and November Warrants did not qualify to be classified within equity and were therefore classified as derivative liabilities at fair value with changes to earnings in the statements of operations. On December 10, 2020, the Company amended the terms of the Warrants to convert the exercise price of the Warrants to U.S. Dollar which were then classified as equity on the consolidated Balance Sheet.
The fair value of all warrants issued are determined by using the Black-Scholes valuation technique and were assigned based on the relative fair value of both the debt and the warrants issued.

Recently Issued Accounting Pronouncements
(t) Recently Issued Accounting Pronouncements
Recent accounting pronouncements, other than those below, issued by the FASB, the AICPA and the SEC did not or are not believed by management to have a material effect on the Company’s present or future financial statements.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases, which clarifies and improves existing authoritative guidance related to leasing transactions. This ASU will require the recognition of lease assets and liabilities for operating leases with terms of more than 12 months. The presentation of leases within the consolidated statement of operations and comprehensive income and cash flows will be substantially consistent with previous accounting guidance. This update is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company implemented this guidance in the first quarter of 2019 using the modified retrospective transition method and did not restate comparative periods. Refer to
Note 10—Leases
(ASC 842) for more information.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU
2016-13
requires the measurement of current expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Adoption of
ASU 2016-13 will
require financial institutions and other organizations to use forward-looking information to better formulate their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available for sale debt securities and purchased financial assets with credit deterioration. This update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted ASU
2016-13
on January 1, 2020 and adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU
2018-13
adds, modifies, and removes certain fair value measurement disclosure requirements. ASU
2018-13
is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company adopted ASU
2018-13
on January 1, 2020 and the adoption did not have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU
2019-12
is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting this ASU on the Company’s consolidated financial statements.